Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (679)	$ (287)	$ 0
Property and equipment, net	22,224	8,423	3,743
Greenhouse Facility [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,281	5,203	0
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,059	1,621	20
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,558	345	345
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,947	0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,058	$ 1,541	$ 3,378